Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022	Mar. 31, 2021
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 31,829	¥ 49,110
Fair value of plan assets		5,954	24,050
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		31,829	49,110
Fair value of plan assets		¥ 5,954	¥ 24,050

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.